Document and Entity Information	12 Months Ended
Dec. 31, 2012
Document And Entity Information [Abstract]
Entity Registrant Name	CELANESE CORPORATION
Entity Central Index Key	0001306830
Document Type	8-K
Document Period End Date	Dec. 31, 2012
Amendment Flag	false